DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

In September 2011, the Company decided to discontinue its sports and entertainment business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. On September 1, 2011, the Company disposed its Empire subsidiary pursuant to a stock purchase agreement by and between the Company, Empire and CII (see Note 1). Prior to the purchase, CII was the owner of a 33 1/3% minority interest with Empire in Capital Hoedown, Inc., an Ontario corporation, formed to undertake an event held during August 2011. Pursuant to the stock purchase agreement, the Company agreed to sell Empire to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown, for $500,000 payable on June 30, 2012 pursuant to a Senior Promissory Note issued by CII to the Company which bears interest at 8% per annum. As a result, on September 1, 2011, Empire and Capital Hoedown are no longer considered subsidiaires of the Company. As of June 30, 2012, the Company has not collected such note from CII. Accordingly, as of June 30, 2012 and December 31, 2011, this note receivable, net of allowance for bad debt of $500,000, amounted to $0.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the sports and entertainment business.  The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	June 30, 2012	December 31, 2011
Assets:
Accounts receivable, net	$-	$44,300
Notes and loan receivable	-	16,750
Assets of discontinued operations	-	61,050

Liabilities:
Accounts payables and accrued expenses	$-	$21,622
Liabilities of discontinued operations	$-	$21,622

NOTE 3 – DISCONTINUED OPERATIONS (continued)

The following table sets forth for the six months ended June 30, 2012 and 2011 indicated selected financial data of the Company’s discontinued operations of its sports and entertainment business.

	For the Three Months ended June 30, 2012	For the Three Months ended June 30, 2011	For the Six Months ended June 30, 2012	For the Six Months ended June 30, 2011
Revenues	$-	$214,584	$-	$327,336
Cost of sales	-	135,332	-	194,391
Gross profit	-	79,252	-	132,945
Operating and other non-operating expenses	(124)	(1,761,032)	(50,298)	(2,638,423)

Loss from discontinued operations	$(124)	$(1,681,780)	$(50,298)	$(2,505,478)

NOTE 3 – DISCONTINUED OPERATIONS

Other accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

In September 2011, the Company decided to discontinue its sports and entertainment business and prior periods have been restated in the Company's consolidated financial statements and related footnotes to conform to this presentation. As a result, the Company will no longer be engaged in or pursue agreements with artists or athletes for sports and entertainment promotion and events, and will focus its activities exclusively on its new business segment, gold exploration as a junior exploration company. On September 1, 2011, the Company disposed its Empire subsidiary pursuant to a Stock Purchase Agreement (the “SPA”) by and between the Company, Empire and CII. Prior to the purchase, CII was the owner of a 33 1/3% minority interest with Empire in Capital Hoedown, Inc., an Ontario corporation, formed to undertake an event held during August 2011. Pursuant to the SPA, the Company agreed to sell Empire to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown, for $500,000 payable on March 31, 2012 pursuant to a Senior Promissory Note issued by CII to the Company which bears interest at 8% per annum. As a result, on September 1, 2011, Empire and Capital Hoedown are no longer considered a subsidiary of the Company. As of December 31, 2011, note receivable, net of allowance for bad debt of $500,000, amounted to $0 and interest receivable of $13,333 was included in other receivables.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the sports and entertainment business.  The carrying amounts of the major classes of these assets and liabilities as of December 31, 2011 and 2010 are summarized as follows:

	December 31, 2011	December 31, 2010
Assets:
Accounts receivable, net (1)	$44,300	$293,990
Notes and loan receivable (2)	16,750	123,544
Advances, participation guarantees and Other receivables, net (3)	-	526,296
Prepaid expenses (5)	-	93,224
Advances – long term portion (3)	-	49,153
Deposits	-	38,509

Assets of discontinued operations	61,050	1,124,716

Liabilities:
Accounts payables and accrued expenses	$21,622	$44,850
Liabilities of discontinued operations	$21,622	$44,850

(1)
Accounts receivable - The Company has a policy of reserving for accounts receivable based on its best estimate of the amount of probable credit losses in its existing accounts receivable. The Company periodically reviews its accounts receivable to determine whether an allowance is necessary based on an analysis of past due accounts and other factors that may indicate that the realization of an account may be in doubt. Account balances deemed to be uncollectible are charged to bad debt expense after all means of collection have been exhausted and the potential for recovery is considered remote. At December 31, 2011 and 2010, management determined that an allowance is necessary which amounted to $131,226 and $30,500, respectively. The Company recorded bad debt expense of $98,544 for the year ended December 31, 2011.Such bad debt expense relates to the discontinued operations and is included in the loss from discontinued operations. At December 31, 2011 and 2010, accounts receivable net of allowance for bad debts amounted to $44,300 and $293,990, respectively, and was included in the assets of discontinued operations as reflected in accompanying consolidated balance sheet.

(2)
Notes and loan receivables - On June 28, 2010, the Company loaned $25,000 to an unrelated party in exchange for a demand promissory note. The note is due on demand and bears interest at 6% per annum. The borrower shall have the option of paying the principal sum to the Company in advance in full or in part at any time without premium or penalty. In February 2011, the borrower paid the principal amount of this promissory note.

Between December 2010 and June 2011, the Company loaned $33,500 of demand promissory notes to a third party. The notes are due on demand and are non-interest bearing. However unpaid principal after the lender's demand shall accrue interest at 5% per annum until paid. The Company recorded bad debt expense of $16,750 in connection with this note receivable during the year ended December 31, 2011.Such bad debt expense relates to the discontinued operations and is included in the loss from discontinued operations. As of December 31, 2011 and, 2010, the balance of this note was $16,750 and $15,000, respectively.

In November 2010, the Company loaned a total of $18,000 to Denis Benoit, the president of CII, in exchange for promissory notes. The notes were due on August 31, 2011 and bore interest at 4% per annum. The borrower had the option of paying the principal sum to Empire prior to the due date without penalty. Empire had loaned to CII and Denis Benoit, up to a maximum amount of $500,000 in the form of a revolving demand loan executed on April 26, 2011.  The revolving demand loan bore 10% interest per annum and was payable on the earlier of the termination date, on January 15, 2012, or upon demand by Empire. The Company has recognized a loss from disposal of discontinued operations of $459,270 plus interest of $22,183 which represents the total loan and interest receivable balance from CII and Denis Benoit as of September 1, 2011.

(3)
Advances, participation guarantees and other receivables - Advances receivable represent cash paid in advance to athletes for their training. The Company has the right to offset the advances against the amount payable to such athletes for their future sporting events. The amounts advanced under such arrangements are short-term in nature. Promotional advances represented signing bonuses paid to athletes upon signing the promotional agreements with the Company. Promotional advances were amortized over the terms of the promotional agreements, generally from three to four years. During the year ended December 31, 2011, amortization of these promotional advances amounted to $8,643 which has been included in loss from discontinued operations. The carrying amount of the assigned promotional advances of $59,612 were allocated to retained earnings as a result of the separation agreement entered into between the Company and the former president of the Company on March 28, 2011 in accordance with ASC 505-30 “Treasury Stock” (see Note 11). Advances, participation guarantees and other receivables (short- term and long-term) consisted of the following:

	December 31, 2011	December 31, 2010
Advances receivable	$-	$13,250
Promotional advances – current portion	-	34,572
Promotional advances – long-term portion	-	49,153
Refundable advance	-	205,000
Participation guarantees, net of allowance	-	255,000
Other receivables	-	18,474
	$-	$575,449

For the year ended December 31, 2011, the Company recorded a gain from the sales of its subsidiary as follows:

Consideration received in connection with the SPA:
Promissory note from CII	$500,000
Total consideration received	500,000

Add: net liabilities of former subsidiaries on September 1, 2011 assumed by CII	622,528
Gain on disposal of discontinued operations, net of tax	$1,122,528

The following table sets forth for the year ended December 31, 2011 and for the period from February 10, 2010 (inception) to December 31, 2010, indicated selected financial data of the Company's discontinued operations of its sports and entertainment business.

	December 31, 2011	December 31, 2010
Revenues (4)	$3,041,329	$906,639
Cost of sales (5)	5,060,393	444,648
Gross profit (loss)	(2,019,064)	461,991
Operating and other non-operating expenses	(2,191,837)	(1,733,223)

Loss from discontinued operations	(4,210,901)	(1,271,232)
Gain from sale of sports and entertainment business	1,122,528	-

Loss from discontinued operations	$(3,088,373)	$(1,271,232)

(4) Revenues - The Company recorded revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured.

In accordance with ASC Topic 605-45 “Revenue Recognition – Principal Agent Considerations”, the Company reports revenues for transactions in which it is the primary obligor on a gross basis and revenues in which it acts as an agent on and earns a fixed percentage of the sale on a net basis, net of related costs. Credits or refunds are recognized when they are determinable and estimable.

The Company earned revenue primarily from live event ticket sales, participation guarantee fees, sponsorship, advertising, concession fees, promoter and advisory services fees, television rights fee and pay per view fees for events broadcast on television or cable.

The following policies reflect specific criteria for the various revenue streams of the Company:

•
 Revenue from ticket sales was recognized when the event occurred. Advance ticket sales and event-related revenues for future events were deferred until earned, which is generally once the events were conducted. The recognition of event-related expenses was matched with the recognition of event-related revenues.

•
 Revenue from participation guarantee fee, sponsorship, advertising, television/cable distribution agreements, promoter and advisory service agreements was recognized in accordance with the contract terms, which were generally at the time events occurred.

•	Revenue from the sale of products was recognized at the point of sale at the live event concession stands.

	For the Year Ended December 31, 2011			For the period from February 10, 2010 (Inception) to December 31, 2010
		$	% of Total		$	% of Total
Live events – ticket sales, promoter's fee and related revenues	$2,675,980		88%	$772,250		85%
Television rights fee	-		-	101,889		11%
Concession fees	284,503		9%	-		-
Advertising – sponsorships	80,846		3%	32,500		4%
Total	$3,041,329		100%	$906,639		100%

For the year ended December 31, 2011, the Company recognized revenues from promoter, advisory fee, and concession fees from live events of $606,422 from five companies that accounted for 3%, 3%, 3%, 3% and 8%, respectively, of the total net revenues. For the period from February 10, 2010 (Inception) to December 31, 2010, the Company recognized revenues from television rights fee and advisory fee from live events of approximately $740,000 from three companies that accounted for 82% of the total net revenues.

(5) Cost of revenue and prepaid expenses - Costs related to live events were recognized when the event occurs. Event costs paid prior to an event are capitalized to prepaid expenses and then charged to expense at the time of the event. Cost of other revenue streams are recognized at the time the related revenues are realized. Prepaid expenses of $93,224 at December 31, 2010 consist primarily of costs paid for future sports and entertainment events which occurred within a year.